Interest-bearing loans and borrowings 1	12 Months Ended
Mar. 31, 2022
Disclosure Of Borrowings [Abstract]
Interest-bearing loans and borrowings
27.
Interest-bearing loans and borrowings

	As at March 31,
	2021	2022	2022
	(INR)	(INR)	(USD)
Working capital term loan (secured)	5,525	4,480	59
Acceptances (secured)	2,169	4,605	61
Buyer's / supplier's credit (secured)	2,949	5,400	71
Total #	10,643	14,485	191

Working capital term loan (secured)

The term loan from bank carries interest at 4.8% to 6.5% per annum. The same is repayable with a bullet payment at the end of the tenure i.e. 30-365 days. It is secured by first charge by way of hypothecation entire movable properties of the borrower, including movable plant and machinery, machinery spares, tools and accessories, furniture, fixture and all other movable properties, book debts, operating cash flows, receivables, commission and revenues, all other current assets, intangible assets, goodwill, uncalled up capital except project assets.

Acceptances (secured)

Acceptances are secured by pari-passu charge over all present and future current assets and movable fixed assets of the Company of respective projects for which such acceptances are taken. Discount rate of acceptances ranges from 5.10% to 7.06%. The maturity period ranges from 3-12 months.

Buyer's / supplier's credit (secured)

Buyer's/Supplier credit carries an interest rate of 0.51% -1.94% and is secured by first pari passu first charge by way of mortgage of all the present and future immovable properties, hypothecation of movable assets, book debt, operating cash flows, receivables, commissions, revenue of whatsoever nature, all bank accounts and all intangibles assets, assignment of all rights, title, interests, benefits, claims etc. of project documents, PPA, and insurance contracts of the Company. Creation of charge by way of mortgage and assignment is under process.

# Certain borrowings included above are guaranteed by RPPL on behalf of the Group entities. Further, certain securities held in subsidiary companies are pledged with banks and financial institutions as security for financial facilities obtained by subsidiary companies.